Digital Assets Payable	12 Months Ended
Mar. 31, 2026
Digital Assets Payable [Abstract]
Digital assets payable

11. Digital assets payable

	2026	2025
	US$	US$
Digital assets payables to:
Related parties	38,721,758	10,702,814
Third party payables	135,267,935	138,224,157
Total	173,989,693	148,926,971

Movement of digital assets payables was shown below:

	2026	2025
	US$	US$
At the beginning of financial year	148,926,971	80,364,190
Entered during the year	1,115,818,630	886,549,417
Settled during the year	(1,028,849,517)	(738,523,271)
Reclass to digital assets receivables	20,973	—
Unrealized fair value gain	(61,927,364)	(79,463,365)
At the end of financial year	173,989,693	148,926,971